Loan Receivables (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loan Receivables [Line Items]
Percentage of loans receivables bears interest
Average credit period		30 days
Percentage of loss allowance against general receivables	2.71%
Loan receivables percentage	0.50%
Minimum [Member]
Loan Receivables [Line Items]
Percentage of loans receivables bears interest		5.00%
Maturity period		1 year
Maximum [Member]
Loan Receivables [Line Items]
Percentage of loans receivables bears interest		18.00%
Maturity period		5 years